Income Taxes (Income Tax Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Income Taxes Income Tax Expense [Abstract]
Income tax (expense) benefit